Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories
16	Inventories

Inventories comprised:

	As at 31 December
	2021	2020

Fuel for power generation	15,598,354	5,327,750
Material and supplies	1,395,459	1,473,355

	16,993,813	6,801,105
Less: provision for inventory obsolescence	169,382	198,646

Total	16,824,431	6,602,459

Movements of provision for inventory obsolescence during the years are analyzed as follows:

	2021	2020

Beginning of the year	(198,646)	(187,427)
Provision	(1,583)	(43,993)
Reversal	1,825	917
Write off*	23,365	25,378
Currency translation differences	5,657	6,479

End of the year	(169,382)	(198,646)

* In 2021, approximately RMB23 million provision was written-off for the material and supplies which was provided for inventory provision in former years